SCHEDULE OF LEVEL 3 DERIVATIVE LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Liability
Beginning balance as of January 1, 2024
Issuance of derivative liabilities	142,319
Change in fair value of derivative liabilities	(142,319)
Ending balance as of December 31, 2024